Restatement Of Previously Issued Financial Statements - Summary of Restatement Of Financial Statements (Detail) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 05, 2019	Dec. 31, 2018
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities	$ 265,740,000					$ 265,740,000			$ 152,728,000	$ 181,659,000
Additional Paid-in Capital	136,351,000					136,351,000			29,101,000	26,681,000
(Accumulated Deficit) Retained Earnings	(428,125,000)					(428,125,000)			(223,984,000)	(203,799,000)
Total Stockholders' Equity	(304,811,000)			$ (183,415,000)		(304,811,000)	$ (183,415,000)		(207,381,000)	(189,616,000)		$ (127,789,000)
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net (loss)/income						$ (204,141,000)	$ 5,277,000		$ (19,535,000)	$ (66,145,000)
Basic and diluted net income/loss per share						$ (0.69)	$ (0.31)		$ (0.55)	$ (2.23)
Prior Period Adjustment Restatement Of Consolidated Statement Of Cash Flows [Abstract]
Net (loss)/income						$ (204,141,000)	$ 5,277,000		$ (19,535,000)	$ (66,145,000)
Common Class A [Member]
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Class A Common Stock	3,000					3,000			1,000	1,000
Total Stockholders' Equity	3,000			1,000		3,000	1,000		1,000	1,000
Osprey Technology Acquisition Corp [Member]
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities	63,237,808					63,237,808			48,958,588	33,152,118
Warrant liabilities	47,352,375					47,352,375			35,731,875	21,807,000
Class A Common Stock Subject to Possible Redemption	318,220,077					318,220,077			264,828,435	280,093,836
Additional Paid-in Capital									27,475,941	12,210,705
(Accumulated Deficit) Retained Earnings	(63,087,128)					(63,087,128)			(22,477,253)	(7,211,857)
Total Stockholders' Equity	(63,086,337)	$ (61,301,730)		5,000,004	$ 5,000,009	(63,086,337)	5,000,004		$ 5,000,009	$ 5,000,004		$ 22,823
Number of Class A Common Stock subject to redemption									26,315,833	27,965,424
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net (loss)/income	(1,823,714)	(12,870,990)		(9,128,568)	6,442,454	(14,694,704)	(2,686,114)		$ (15,265,396)	$ (7,209,680)
Transaction costs										560,698
Change in fair value of warrant liabilities	$ 899,000			$ 9,014,125		$ 11,620,500	$ 3,620,625		$ 13,924,875	$ 6,999,875
Weighted average shares outstanding of Class A redeemable common stock	31,625,000			28,488,312		28,793,444	28,226,868		27,639,376	28,129,383
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	7,906,250			11,042,938		9,314,206	11,304,382		11,891,874	7,814,396
Basic and diluted net income/loss per share	$ (0.23)			$ (0.83)		$ (1.58)	$ (0.34)		$ (1.39)	$ (0.98)
Prior Period Adjustment Restatement Of Consolidated Statement Of Cash Flows [Abstract]
Net (loss)/income	$ (1,823,714)	$ (12,870,990)		$ (9,128,568)	6,442,454	$ (14,694,704)	$ (2,686,114)		$ (15,265,396)	$ (7,209,680)
Transaction costs allocable to warrant liabilities										(560,698)
Change in fair value of warrant liabilities	(899,000)			(9,014,125)		(11,620,500)	(3,620,625)		(13,924,875)	(6,999,875)
Osprey Technology Acquisition Corp [Member] | Common Class A [Member]
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Class A Common Stock Subject to Possible Redemption	$ 318,220,077					$ 318,220,077
Class A Common Stock									530	365
Total Stockholders' Equity				$ 403	313		$ 403		$ 530	$ 365
Number of Class A Common Stock subject to redemption	31,625,000					31,625,000			26,315,833	27,965,424
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Basic and diluted net income/loss per share									$ 0.05	$ 0.02
Osprey Technology Acquisition Corp [Member] | Common Stock Subject to Mandatory Redemption [Member]
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock	31,625,000			28,488,312		28,793,444	28,226,868
Basic and diluted net income/loss per share	$ 0.00			$ 0.04		$ 0.00	$ 0.04
Osprey Technology Acquisition Corp [Member] | As Previously Reported
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities			$ 12,941,784	$ 11,436,321	11,569,881		$ 11,436,321	$ 12,941,784	$ 13,226,713	$ 11,345,118	$ 9,625,000
Class A Common Stock Subject to Possible Redemption			300,966,968	302,835,347	302,949,785		302,835,347	300,966,968	300,560,310	301,900,836	261,728,500
Class A Common Stock			171	150	150		150	171	175	148	133
Additional Paid-in Capital			5,584,194	3,715,836	3,601,398		3,715,836	5,584,194	5,990,848	4,650,349	5,016,450
(Accumulated Deficit) Retained Earnings			(585,146)	1,283,227	1,397,670		1,283,227	(585,146)	(991,805)	348,716	(17,365)
Total Stockholders' Equity			5,000,010	5,000,004	5,000,009		5,000,004	5,000,010	5,000,009	5,000,004	$ 5,000,009
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net (loss)/income			$ (1,868,373)	$ (114,443)	$ 1,048,954		$ 934,511	$ (933,862)	$ (1,340,521)	$ 350,893
Weighted average shares outstanding of Class A and Class B non-redeemable common stock			9,411,691	9,411,058	9,388,548		9,399,803	9,403,795	9,458,716	7,591,097
Basic and diluted net income/loss per share			$ (0.21)	$ (0.02)	$ (0.02)		$ (0.03)	$ (0.25)	$ (0.29)	$ (0.02)
Prior Period Adjustment Restatement Of Consolidated Statement Of Cash Flows [Abstract]
Net (loss)/income			$ (1,868,373)	$ (114,443)	$ 1,048,954		$ 934,511	$ (933,862)	$ (1,340,521)	$ 350,893
Osprey Technology Acquisition Corp [Member] | As Previously Reported | Common Class A [Member]
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Number of Class A Common Stock subject to redemption			29,908,965	30,119,559	30,120,192		30,119,559	29,908,965	29,866,487	30,142,702	26,172,850
Osprey Technology Acquisition Corp [Member] | As Previously Reported | Common Stock Subject to Mandatory Redemption [Member]
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock			29,908,965	30,119,559	30,120,192		30,131,447	30,127,455	22,578,037	29,584,814
Basic and diluted net income/loss per share			$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.06	$ 0.02
Osprey Technology Acquisition Corp [Member] | Adjustments
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities			$ 34,042,250	$ 25,427,625	$ 16,413,500		$ 25,427,625	$ 34,042,250	$ 35,731,875	$ 21,807,000	$ 13,037,500
Warrant liabilities			34,042,250	25,427,625	16,413,500		25,427,625	34,042,250	35,731,875	21,807,000	13,037,500
Class A Common Stock Subject to Possible Redemption			(34,042,250)	(25,427,625)	(16,413,500)		(25,427,625)	(34,042,250)	(35,731,875)	(21,807,000)	(13,037,500)
Class A Common Stock			338	253	163		253	338	355	217	130
Additional Paid-in Capital			19,795,485	11,180,945	2,166,910		11,180,945	19,795,485	21,485,093	7,560,356	491,371
(Accumulated Deficit) Retained Earnings			(19,795,823)	(11,181,198)	(2,167,073)		(11,181,198)	(19,795,823)	(21,485,448)	(7,560,573)	$ (491,501)
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net (loss)/income			(8,614,625)	(9,014,125)	5,393,500		(3,620,625)	(12,235,250)	(13,924,875)	(7,560,573)
Transaction costs										(560,698)
Change in fair value of warrant liabilities			$ (8,614,625)	$ (9,014,125)	$ 5,393,500		$ (3,620,625)	$ (12,235,250)	$ (13,924,875)	$ (6,999,875)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock			2,528,994	1,631,880	2,177,278		1,904,579	2,114,237	2,433,158	223,299
Basic and diluted net income/loss per share			$ (0.67)	$ (0.81)	$ 0.48		$ (0.31)	$ (1.00)	$ (1.10)	$ (0.96)
Prior Period Adjustment Restatement Of Consolidated Statement Of Cash Flows [Abstract]
Net (loss)/income			$ (8,614,625)	$ (9,014,125)	$ 5,393,500		$ (3,620,625)	$ (12,235,250)	$ (13,924,875)	$ (7,560,573)
Transaction costs allocable to warrant liabilities										560,698
Change in fair value of warrant liabilities			$ 8,614,625	$ 9,014,125	$ (5,393,500)		$ 3,620,625	$ 12,235,250	$ 13,924,875	$ 6,999,875
Osprey Technology Acquisition Corp [Member] | Adjustments | Common Class A [Member]
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Number of Class A Common Stock subject to redemption			(3,382,991)	(2,528,994)	(1,631,880)		(2,528,994)	(3,382,991)	(3,550,654)	(2,177,278)	(1,303,750)
Osprey Technology Acquisition Corp [Member] | Adjustments | Common Stock Subject to Mandatory Redemption [Member]
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock			(2,528,994)	(1,631,880)	(2,177,278)		(1,904,579)	(2,114,237)	5,061,339	(1,455,432)
Basic and diluted net income/loss per share									$ (0.01)
Osprey Technology Acquisition Corp [Member] | As Restated
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Total Liabilities			$ 46,984,034	$ 36,863,946	$ 27,983,381		$ 36,863,946	$ 46,984,034	$ 48,958,588	$ 33,152,118	$ 22,662,500
Warrant liabilities			34,042,250	25,427,625	16,413,500		25,427,625	34,042,250	35,731,875	21,807,000	13,037,500
Class A Common Stock Subject to Possible Redemption			266,924,718	277,407,722	286,536,285		277,407,722	266,924,718	264,828,435	280,093,836	248,691,000
Class A Common Stock			509	403	313		403	509	530	365	263
Additional Paid-in Capital			25,379,679	14,896,781	5,768,308		14,896,781	25,379,679	27,475,941	12,210,705	5,507,821
(Accumulated Deficit) Retained Earnings			(20,380,969)	(9,897,971)	(769,403)		(9,897,971)	(20,380,969)	(22,477,253)	(7,211,857)	(508,866)
Total Stockholders' Equity			5,000,010	5,000,004	5,000,009		5,000,004	5,000,010	5,000,009	5,000,004	$ 5,000,009
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Net (loss)/income			(10,482,998)	(9,128,568)	6,442,454		(2,686,114)	(13,169,112)	(15,265,396)	(7,209,680)
Transaction costs										(560,698)
Change in fair value of warrant liabilities			$ (8,614,625)	$ (9,014,125)	$ 5,393,500		$ (3,620,625)	$ (12,235,250)	$ (13,924,875)	$ (6,999,875)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock			11,940,685	11,042,938	11,565,826		11,304,382	11,518,031	11,891,874	7,814,396
Basic and diluted net income/loss per share			$ (0.88)	$ (0.83)	$ 0.46		$ (0.34)	$ (1.25)	$ (1.39)	$ (0.98)
Prior Period Adjustment Restatement Of Consolidated Statement Of Cash Flows [Abstract]
Net (loss)/income			$ (10,482,998)	$ (9,128,568)	$ 6,442,454		$ (2,686,114)	$ (13,169,112)	$ (15,265,396)	$ (7,209,680)
Transaction costs allocable to warrant liabilities										560,698
Change in fair value of warrant liabilities			$ 8,614,625	$ 9,014,125	$ (5,393,500)		$ 3,620,625	$ 12,235,250	$ 13,924,875	$ 6,999,875
Osprey Technology Acquisition Corp [Member] | As Restated | Common Class A [Member]
Prior Period Adjustment Restatement Of Consolidated Balance Sheet [Abstract]
Number of Class A Common Stock subject to redemption			26,525,974	27,590,565	28,488,312		27,590,565	26,525,974	26,315,833	27,965,424	24,869,100
Osprey Technology Acquisition Corp [Member] | As Restated | Common Stock Subject to Mandatory Redemption [Member]
Prior Period Adjustment Restatement Of Consolidated Statement Of Operations [Abstract]
Weighted average shares outstanding of Class A redeemable common stock			27,590,565	28,488,312	27,965,424		28,226,868	28,013,219	27,639,376	28,129,383
Basic and diluted net income/loss per share			$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.05	$ 0.02